Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 5,924,656	$ 6,115,927	$ 5,810,740
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $(1,546,140); $15,023 and $3,224,059 at December 31, 2016, 2015 and 2014, Respectively	(2,521,619)	22,905	5,274,829
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $267,425; $716,710 and $166,011 at December 31, 2016, 2015 and 2014, Respectively	(436,323)	(1,169,371)	(270,860)
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(124,333)	(67,548)	0
Other Comprehensive Income (Loss)	(3,082,275)	(1,214,014)	5,003,969
Comprehensive Income	$ 2,842,381	$ 4,901,913	$ 10,814,709